Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings	$ 154	$ 85	$ 75
Adjustments to reconcile net earnings (loss) to net cash from operating activities:
Depreciation and amortization	58	53	51
Deferred income taxes	31	30	12
Other	0	3	3
Changes in assets and liabilities:
Accounts receivable	(54)	(35)	9
Contract assets	(71)	65	(166)
Inventories	42	(38)	(36)
Prepaid expenses	10	(14)	(2)
Other current assets	12	3	3
Other noncurrent assets	19	22	19
Defined benefit obligations	(13)	(9)	(1)
Other current liabilities	28	30	(11)
Other noncurrent liabilities	(36)	(14)	(16)
Accounts payable	1	(58)	156
Contract liabilities	(3)	2	61
Net cash provided by operating activities	178	125	157
Investing activities
Capital expenditures	(60)	(56)	(55)
Business acquisitions, net of cash acquired	(14)	0	(4)
Proceeds from sales of assets	0	5	8
Net repayments received (advances) on related party note receivable	115	(15)	(100)
Cost method investment	(2)	(4)	0
Net cash provided by (used in) investing activities	39	(70)	(151)
Financing activities
Net (decrease) increase in third party borrowings (maturities of 90 days or less)	(18)	(11)	16
Repayment of related party debt	(950)	(1,170)	(895)
Borrowings from related parties	930	1,105	880
Other	0	(4)	(2)
Net cash used in financing activities	(38)	(80)	(1)
Effect of exchange rate changes on cash and cash equivalents	0	1	1
Net increase (decrease) in cash and cash equivalents	179	(24)	6
Cash and cash equivalents at beginning of year	61	85	79
Cash and cash equivalents at end of period	240	61	85
Supplemental disclosure of non-cash investing and financing activities
Forgiveness of related party debt	0	300	0
Additions of property plant and equipment and long-term debt for a build-to-suit lease	$ 0	$ 49	$ 0